PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2026
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of prepaid expenses and other current assets
	June 30,	December 31,
	2026	2025
	(Unaudited)
Prepaid expenses	$23,177	$21,619
Related parties’ receivable	-	109
Government institutions	10,997	8,760
Derivative instruments	12,024	20,168
Interest receivable	1,593	3,918
Short-term vendor deposits	814	558
Deferred contract costs	54,476	36,775
Other current assets	1,497	1,148
Total prepaid expenses and other current assets	$104,578	$93,055